Commitments and Contingent Liabilities (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Commitments and Contingent Liabilities (Textual) [Abstract]
Rental expense	$ 28,084,000	$ 26,632,000	$ 23,177,000
Letters of credit held in escrow	1,000,000
Unfunded HECM related loan commitments	185,700,000
Operating Lease Expense [Member]
Commitments and Contingent Liabilities (Textual) [Abstract]
Rental expense	$ 18,800,000	$ 18,400,000	$ 13,500,000